WARRANT LIABILITY	6 Months Ended
Jun. 30, 2023
Warrant Liability
WARRANT LIABILITY

NOTE 3 – WARRANT LIABILITY

a)

June 2023 Warrants

On June 15 and on June 20, 2023, the Company issued an aggregate of 1,909,134 June 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 5(g)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.93) rather than the functional currency of the Company – New Israeli Shekels (NIS). The June 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 99% using the historical prices of the Company, risk-free interest rate of 4.45%, expected life of 2.00 years and share price of CAD2.99.

Level 3 for the period ended on June 30, 2023:

Balance at January 1, 2023	$-
Issuance of June 2023 Registered Direct Offerings Warrants	2,333

Balance at June 30, 2023	$2,333

b)

March 2023 Warrants

On March 20, 2023, the Company issued an aggregate of 891,778 March 2023 Warrants (as defined below) as part of a private placement (see also note 5(f)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.35) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93% using the historical prices of the Company, risk-free interest rate of 3.62%, expected life of 2.00 years and share price of CAD1.74.

Level 3 for the period ended on June 30, 2023:

Balance at January 1, 2023	$-
Issuance of March 2023 Warrants	496

Balance at March 31, 2023	$496
Revaluation at June 30, 2023	1,004

Balance at June 30, 2023	$1,500

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 3 – WARRANT LIABILITY (CONTINUED)

For the three- and six-month period ended June 30, 2023, the Company recorded a loss on the revaluation of the March 2023 warrant liability in the amount of $1,004 and $1,004, respectively (for the three- and six-month period ended June 30, 2022 - $nil and $nil, respectively).

c)

November 2022 Warrants

On November 2, 2022, the Company issued an aggregate of 1,489,166 warrants (November 2022 Warrants) as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD2.35) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 110% using the historical prices of the Company, risk-free interest rate of 3.94%, expected life of 2.00 years and share price of CAD1.56.

Level 3 for the period ended on June 30, 2023:

Balance at January 1, 2022	$-
Issuance of November 2022 Warrants	894
Revaluation at December 31,2022	248

Balance at December 31, 2022	$1,142
Revaluation at March 31, 2023	$(405)

Balance at March 31, 2023	$737
Warrant exercises (note 4(d))	$(66)
Revaluation at June 30, 2023	1,745
Balance at June 30, 2023	$2,416

For the three-and six-month period ended June 30, 2023, the Company recorded a loss on the revaluation of the November 2022 warrant liability in the amount of $1,745 and $1,362, respectively (for the three- and six-month period ended June 30, 2022 - $nil and $nil, respectively).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)